Basis of Presentation and Significant Accounting Policies (Details) (USD $)	0 Months Ended
	Jun. 13, 2012	Sep. 26, 2012 Tempur-Pedic International Inc.
Basis of Presentation and Significant Accounting Policies
Percentage of ownership in subsidiary whose accounts are included in the Consolidated Financial Statements, two	100.00%
Percentage of ownership in subsidiary whose accounts are included in the Consolidated Financial Statements, one	45.00%
Basis of Presentation and Significant Accounting Policies
Per share value to be paid in cash by acquirer (in dollars per share)		$ 2.20